GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses

	2016	2017	2018
Provision for impairment of receivables	743	1,494	2,208
General expenses	1,626	1,449	1,792
Professional fees	594	498	823
Training, education and recruitment	399	531	463
Travelling	436	475	415
Meeting	207	241	233
Social contribution	134	197	181
Collection expenses	152	135	157
Others	319	240	322
Total	4,610	5,260	6,594